United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	December 31, 2005

Report type:	13F Holdings Report

If amended report check here:[ ] Amendment Number:

If amended report is a restatement, check here: [ ]


Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:

Wayne H. Shaner,	Bethesda, MD  	February 3, 2006




I am signing this report as required by the Securities Exchange Act of 1934.

                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                          December 31, 2005
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp                 Com              017175100     3307    11643 SH       SOLE                    11643
Altria Group Inc.              Com              02209s103    16333   218590 SH       SOLE                   218590
Anadarko Pete Corp.            Com              032511107    10057   106140 SH       SOLE                   106140
Anglogold Ltd ADR              Com              035128206     7893   160000 SH       SOLE                   160000
Automatic Data Processing      Com              053015103    17264   376120 SH       SOLE                   376120
BJ's Wholesale Club Inc.       Com              05548J106     7442   251750 SH       SOLE                   251750
BP Plc-Spons. ADR              Com              055622104      225     3500 SH       SOLE                     3500
Barrick Gold Corp              Com              067901108     9131   327630 SH       SOLE                   327630
Becton Dickinson & Co.         Com              075887109      254     4225 SH       SOLE                     4225
Berkshire Hathaway A           Com              084670108      443        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    26331     8970 SH       SOLE                     8970
Canon Inc. - Spons. ADR        Com              138006309     3530    60000 SH       SOLE                    60000
Cincinnati Financial Corp      Com              172062101    10509   235210 SH       SOLE                   235210
Coca-Cola Company              Com              191216100    14584   361785 SH       SOLE                   361785
Diageo Plc-ADR                 Com              25243q205     8745   150000 SH       SOLE                   150000
Dresser-Rand Group Inc.        Com              261608103     9768   403950 SH       SOLE                   403950
Emerson Electric Co.           Com              291011104      256     3425 SH       SOLE                     3425
Exxon Mobil Corp               Com              30231G102     4770    84920 SH       SOLE                    84920
Fifth Third Bancorp            Com              316773100     7185   190480 SH       SOLE                   190480
Gannett Company                Com              364730101    10134   167315 SH       SOLE                   167315
General Dynamics Corp          Com              369550108     7418    65040 SH       SOLE                    65040
General Electric Co.           Com              369604103    22201   633400 SH       SOLE                   633400
Genuine Parts Co.              Com              372460105    13629   310310 SH       SOLE                   310310
GlaxoSmithKline PLC - Spons. A Com              37733W105      757    15000 SH       SOLE                    15000
Gold Fields Ltd ADR            Com              38059t106    10670   605220 SH       SOLE                   605220
Grainger, W.W. Inc.            Com              384802104     6643    93430 SH       SOLE                    93430
Home Depot Inc.                Com              437076102    10641   262880 SH       SOLE                   262880
Honda Motor Co. ADR            Com              438128308    15241   526090 SH       SOLE                   526090
Hubbell Inc. Cl B              Com              443510201     5895   130650 SH       SOLE                   130650
Intel Corp.                    Com              458140100    14424   577900 SH       SOLE                   577900
Invacare Corp                  Com              461203101     5143   163330 SH       SOLE                   163330
J.P. Morgan Chase & Co         Com              46625H100    14240   358780 SH       SOLE                   358780
Johnson & Johnson              Com              478160104    15286   254350 SH       SOLE                   254350
Kraft Foods, Inc               Com              50075N104    10688   379400 SH       SOLE                   379400
LaBranche & Co Inc             Com              505447102     8010   792250 SH       SOLE                   792250
Lockheed Martin Corporation    Com              539830109      611     9600 SH       SOLE                     9600
Marathon Oil Corp              Com              565849106     2549    41810 SH       SOLE                    41810
Markel Corporation             Com              570535104     8278    26110 SH       SOLE                    26110
Merrill Lynch & Co Inc         Com              590188108    18391   271540 SH       SOLE                   271540
Mohawk Industries              Com              608190104      348     4000 SH       SOLE                     4000
Morgan Stanley Group Inc.      Com              617446109     1896    33410 SH       SOLE                    33410
Newmont Mining Corp.           Com              651639106    18153   339950 SH       SOLE                   339950
Nokia Corp ADR                 Com              654902204    11675   638000 SH       SOLE                   638000
Old Republic Intl              Com              680223104     8026   305630 SH       SOLE                   305630
Pioneer Natural Resources Comp Com              723787107    15371   299810 SH       SOLE                   299810
Placer Dome, Inc.              Com              725906101     5719   249420 SH       SOLE                   249420
Procter & Gamble               Com              742718109    17085   295180 SH       SOLE                   295180
Royal Dutch Shell PLC - ADR Cl Com              780259107    11597   179709 SH       SOLE                   179709
Royal Gold Inc.                Com              780287108     9377   270000 SH       SOLE                   270000
Statoil ASA - Sponsored ADR    Com              85771p102    12315   536360 SH       SOLE                   536360
The Walt Disney Co.            Com              254687106     8106   338160 SH       SOLE                   338160
Unilever PLC Sponsored ADR     Com              904767704     5127   127800 SH       SOLE                   127800
Wachovia Corp                  Com              929903102      698    13200 SH       SOLE                    13200
Washington Post - Cl B         Com              939640108    12535    16385 SH       SOLE                    16385
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